Item 1. Report to Shareholders

T. Rowe Price Tax-Efficient Growth Fund
--------------------------------------------------------------------------------
February 29, 2004

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Tax-Efficient Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

TAX-EFFICIENT GROWTH FUND
--------------------------------------------------------------------------------
As of 2/29/04

Tax-Efficient Growth Fund   $9,631

S&P 500 Stock Index   $9,216

Lipper Large-Cap Growth Funds Index   $7,100


                                         Lipper
xxx                     S&P 500       Large-Cap        TEG-Line        TEG-Area

7/30/99             $    10,000     $    10,000     $    10,000     $    10,000

2/00                     10,359          12,558          11,030          11,030

2/01                      9,510           8,683          10,180          10,180

2/02                      8,605           7,121           9,280           9,280

2/03                      6,653           5,280           7,080           7,080

2/04                      9,216           7,100           9,631           9,631

Average Annual Compound Total Return

                                                                          Since
                                                                      Inception
Periods Ended 2/29/04                               1 Year              7/30/99
--------------------------------------------------------------------------------
Tax-Efficient Growth Fund                            34.67%*             -0.82%

Lipper Large-Cap Growth Funds Index                  34.47               -7.20

S&P 500 Stock Index                                  38.52               -1.76

* Adjusted to reflect a 1% redemption fee on shares held less than two years. Without the adjustment, the one-year return would have been 36.02%

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price Tax-Efficient Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

Dear Shareholder,

We are pleased to report that your fund returned 34.67% in the 12-month period ended February 29, 2004. (The 12-month return has been adjusted to reflect a 1% redemption fee, which would apply if shares held less than two years were sold at the end of the period. Without the adjustment, the 12-month return would have been 36.02%.) The fund outperformed the Lipper Large-Cap Growth Funds Index but trailed the S&P 500 Stock Index, as shown in the table on the preceding page.

As you know, the fund seeks attractive long-term capital appreciation on an after-tax basis by investing in large-cap stocks selected mainly from the 1,000 largest U.S. companies as measured by their capitalizations. Stock selection is based on a combination of fundamental, bottom-up analysis and top-down quantitative strategies in an effort to identify companies with superior long-term appreciation prospects. We generally use a growth approach, looking for companies with one or more of the following characteristics: a demonstrated ability to consistently increase revenues, earnings, and cash flow; capable management; attractive business niches; and a sustainable competitive advantage.

The Major Index Returns table shows how various domestic market indexes performed over the fund's fiscal year. As you can see, the small-cap Russell 2000 Index produced very strong returns over the last 12 months. Large-cap stocks, as measured by the S&P 500 Index, were less robust.

Major Index Returns
--------------------------------------------------------------------------------

                                                                       12-Month
Period Ended 2/29/04                                                     Return
--------------------------------------------------------------------------------
S&P 500 Stock Index                                                       38.52%

S&P MidCap 400 Index                                                      49.72

Russell 2000 Index                                                        64.41

Nasdaq Composite Index                                                    51.76


Top 5 Sectors

                                                Percent of           Percent of
                                                Net Assets           Net Assets
Periods Ended                                      2/28/03              2/29/04
--------------------------------------------------------------------------------
Information Technology                                21.3%                26.0%

Financials                                            20.6                 20.2

Consumer Discretionary                                19.3                 17.6

Health Care                                           17.6                 17.4

Consumer Staples                                       9.3                 11.1

Historical weightings reflect current sector classifications.


The Top 5 Sectors table shows how our largest sector allocations have changed over the last year.

Our exposure to information technology and consumer staples companies increased over the last year, while our allocations to the financials, consumer discretionary, and health care sectors decreased.

Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. We have reviewed trading by T. Rowe Price personnel in the T. Rowe Price mutual funds over the last several years and did not uncover the existence of any of the abusive trading practices described in recent regulatory enforcement actions relating to fund portfolio managers and senior fund executives. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your fund's prospectus.

Thank you for your continued support.

Respectfully submitted,

James S. Riepe
Chairman

March 30, 2004

T. Rowe Price Tax-Efficient Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------
                          Year                                         7/30/99
                         Ended                                         Through
                       2/29/04     2/28/03     2/28/02     2/28/01     2/29/00
NET ASSET VALUE

Beginning
of period            $    7.08   $    9.28   $   10.18   $   11.03   $   10.00

Investment
activities
  Net investment
  income (loss)           0.01        --         (0.01)      (0.03)      (0.01)*

  Net realized
  and unrealized
  gain (loss)             2.54       (2.20)      (0.89)      (0.82)       1.04

  Total from
  investment
  activities              2.55       (2.20)      (0.90)      (0.85)       1.03

Distributions
  Net investment
  income                 (0.01)       --          --          --          --

NET ASSET VALUE

End of
period               $    9.62   $    7.08   $    9.28   $   10.18   $   11.03
                     ---------------------------------------------------------
Ratios/
Supplemental Data

Total return^            36.02%     (23.71)%     (8.84)%     (7.71)%    10.30%*

Ratio of
total expenses
to average
net assets                1.02%       1.08%       1.04%       1.04%      1.10%*!

Ratio of net
investment
income (loss)
to average
net assets                0.07%       0.02%      (0.10)%     (0.26)%   (0.11)%*!

Portfolio
turnover rate             13.4%       17.6%        8.5%       12.0%      23.4%!

Net assets,
end of period
(in thousands)       $  80,092   $  56,955   $  75,688   $  83,608   $  72,336


^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

* Excludes expenses in excess of a 1.10% contractual expense limitation in effect through 2/28/01.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Efficient Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       February 29, 2004

Portfolio of Investments ss.                        Shares                Value
--------------------------------------------------------------------------------
                                                                        ($ 000s)
COMMON STOCKS   100.0%

CONSUMER DISCRETIONARY   17.6%

Automobiles       0.8%

Harley-Davidson                                     11,500                  611

                                                                            611

Hotels, Restaurants & Leisure   0.7%

International Game Technology                        8,000                  314

Starbucks *                                          7,300                  273

                                                                            587

Internet & Catalog Retail   1.6%

eBay *                                              19,000                1,308

                                                                          1,308

Media   10.0%

Clear Channel Communications                        36,652                1,577

Disney                                              29,800                  791

McGraw-Hill                                         14,000                1,094

Omnicom                                             14,300                1,170

Time Warner *                                       41,250                  712

Univision Communications, Class A *                 13,000                  463

Viacom, Class B                                     38,905                1,496

WPP Group ADR                                       13,000                  732

                                                                          8,035

Multiline Retail   1.0%

Dollar General                                      22,600                  495

Family Dollar Stores                                 7,500                  285

                                                                            780

Specialty Retail   3.0%

Bed Bath & Beyond *                                  8,000                  327

Home Depot                                          30,000                1,090

Tiffany                                             16,700                  702

Williams-Sonoma *                                    8,000                  256

                                                                          2,375

Textiles, Apparel, & Luxury Goods   0.5%

Nike, Class B                                        5,200                  381

                                                                            381

Total Consumer Discretionary                                             14,077


CONSUMER STAPLES   11.1%

Beverages   3.2%

Anheuser-Busch                                       5,100                  271

Coca-Cola                                           27,300                1,364

PepsiCo                                             18,000                  934

                                                                          2,569

Food & Staples Retailing   4.5%

CVS                                                  8,500                  319

Sysco                                               17,200                  682

Wal-Mart                                            33,200                1,977

Walgreen                                            17,800                  635

                                                                          3,613

Food Products   0.7%

General Mills                                        5,800                  267

Wrigley                                              5,200                  292

                                                                            559

Household Products   1.9%

Colgate-Palmolive                                    5,700                  316

Kimberly-Clark                                       3,600                  233

Procter & Gamble                                     9,500                  974

                                                                          1,523

Personal Products   0.8%

Avon Products                                        4,300                  304

Gillette                                             9,000                  346

                                                                            650

Total Consumer Staples                                                    8,914


FINANCIALS   20.2%

Capital Markets   6.7%

Bank of New York                                    19,400                  640

Charles Schwab                                      26,180                  320

Franklin Resources                                  14,000                  791

Mellon Financial                                     9,500                  308

Northern Trust                                      31,900                1,584

State Street                                        31,400                1,687

                                                                          5,330

Commercial Banks   1.0%

Wells Fargo                                         14,000                  803

                                                                            803

Consumer Finance   1.0%

American Express                                     8,100                  433

SLM Corporation                                      9,500                  398

                                                                            831

Diversified Financial Services   3.3%

Citigroup                                           42,800                2,151

Moody's                                              7,700                  515

                                                                          2,666

Insurance   4.8%

Ambac                                                5,500                  430

American International Group                        29,290                2,167

Marsh & McLennan                                    25,000                1,200

                                                                          3,797

Thrifts & Mortgage Finance   3.4%

Fannie Mae                                          20,700                1,550

Freddie Mac                                         19,200                1,189

                                                                          2,739

Total Financials                                                         16,166


HEALTH CARE   17.4%

Biotechnology   1.4%

Amgen *                                             17,700                1,125

                                                                          1,125

Health Care Equipment & Supplies   2.9%

Baxter International                                 8,500                  247

Guidant                                              4,800                  327

Medtronic                                           32,700                1,534

Stryker                                              3,000                  266

                                                                          2,374

Health Care Providers & Services   3.8%

Cardinal Health                                      4,100                  267

Medco *                                              2,532                   83

UnitedHealth Group                                  20,000                1,240

WellPoint Health Networks *                         13,300                1,447

                                                                          3,037

Pharmaceuticals   9.3%

Abbott Laboratories                                 12,400                  531

AstraZeneca ADR                                      5,200                  253

Eli Lilly                                           14,000                1,035

GlaxoSmithKline ADR                                 15,376                  655

Johnson & Johnson                                   23,500                1,267

Merck                                               11,000                  529

Pfizer                                              75,047                2,750

Wyeth                                               10,200                  403

                                                                          7,423

Total Health Care                                                        13,959


INDUSTRIALS & BUSINESS SERVICES   6.6%

Aerospace & Defense   0.4%

Boeing                                               6,600                  286

                                                                            286

Air Freight & Logistics   0.3%

Expeditors International of Washington               6,400                  247

                                                                            247

Commercial Services & Supplies   2.4%

Apollo Group, Class A *                              5,750                  438

ChoicePoint *                                        8,000                  301

Cintas                                               8,250                  352

Devry *                                              8,900                  264

Equifax                                              9,000                  236

Robert Half International *                         14,400                  324

                                                                          1,915

Industrial Conglomerates   3.3%

3M                                                   2,600                  203

General Electric                                    74,300                2,416

                                                                          2,619

Machinery   0.2%

Illinois Tool Works                                  2,500                  199

                                                                            199

Total Industrials & Business Services                                     5,266


INFORMATION TECHNOLOGY   26.0%

Communications Equipment   2.3%

Cisco Systems *                                     73,000                1,687

Nokia ADR                                            8,000                  174

                                                                          1,861


Computer & Peripherals   1.9%

Dell *                                              37,000                1,208

EMC *                                               22,500                  322

                                                                          1,530

Electronic Equipment & Instruments 0.4%

Molex, Class A                                      11,125                  296

                                                                            296

Internet Software & Services   1.3%

InterActiveCorp *                                   12,500                  407

Monster Worldwide *                                 10,500                  231

Yahoo! *                                             9,000                  400

                                                                          1,038

IT Services   2.8%

Automatic Data Processing                           12,200                  518

Certegy                                             12,500                  427

First Data                                          20,200                  828

Paychex                                             13,750                  442

                                                                          2,215

Semiconductor & Semiconductor Equipment   11.8%

Altera *                                            36,500                  806

Analog Devices                                      18,300                  913

Applied Materials *                                 21,500                  457

Broadcom, Class A *                                 10,500                  426

Intel                                               61,600                1,801

Linear Technology                                   31,600                1,264

Maxim Integrated Products                           27,500                1,371

Microchip Technology                                21,500                  613

Texas Instruments                                   25,100                  769

Xilinx *                                            23,800                1,000

                                                                          9,420

Software   5.5%

BMC Software *                                      10,000                  196

Computer Associates                                 11,000                  292

Intuit *                                             9,500                  422

Microsoft                                          100,100                2,653

Oracle *                                            48,700                  627

SAP ADR                                              6,500                  257

                                                                          4,447


Total Information Technology                                             20,807


MATERIALS   0.5%

Chemicals   0.5%

Ecolab                                               8,000                  219

Valspar                                              4,500                  224

Total Materials                                                             443


TELECOMMUNICATION SERVICES   0.6%

Wireless Telecommunication Services   0.6%

Vodafone ADR                                        19,600                  490

Total Telecommunication Services                                            490

Total Common Stocks (Cost  $66,570)                                      80,122

SHORT-TERM INVESTMENTS   0.0%

Money Market Fund   0.0%

T. Rowe Price Reserve Investment Fund,
1.10% #                                              1,000                    1

Total Short-Term Investments (Cost  $1)                                       1


SECURITIES LENDING COLLATERAL   0.8%

Money Market Pooled Trust   0.8%

State Street Bank and Trust Company
of New Hampshire N.A. Securities Lending
Quality Trust units, 1.16% #                       672,700                  673

Total Securities Lending Collateral
(Cost  $673)                                                                673

Total Investments in Securities

100.8% of Net Assets (Cost $67,244)                                 $    80,796
                                                                    -----------

 ss.     Denominated in U.S. dollar unless otherwise noted

   #     Seven-day yield

   *     Non-income producing

 ADR     American Depository Receipts

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Efficient Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       February 29, 2004

Statements of Assets and Liabilities
--------------------------------------------------------------------------------
($ 000s)

Assets

Investments in securities, at value (cost $67,244)         $             80,796

Other assets                                                                211

Total assets                                                             81,007

Liabilities

Total liabilities                                                           915

NET ASSETS                                                 $             80,092

Net Assets Consist of:

Undistributed net realized gain (loss)                                  (20,737)

Net unrealized gain (loss)                                               13,552

Paid-in-capital applicable to 8,324,930 shares
of $0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                       87,277

NET ASSETS                                                 $             80,092
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $               9.62
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Efficient Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)

                                                                           Year
                                                                          Ended
                                                                        2/29/04
Investment Income (Loss)

Income
  Dividend                                                 $                777

  Securities lending                                                          1

  Total income                                                              778

Expenses
  Investment management                                                     441

  Shareholder servicing                                                     119

  Custody and accounting                                                     95

  Registration                                                               30

  Prospectus and shareholder reports                                         16

  Legal and audit                                                            15

  Directors                                                                   5

  Miscellaneous                                                               6

  Total expenses                                                            727


Net investment income (loss)                                                 51

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on securities                                   (2,774)

Change in net unrealized gain (loss)
on securities                                                            23,600

Net realized and unrealized gain (loss)                                  20,826

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $             20,877
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Efficient Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                      Year
                                                     Ended
                                                   2/29/04              2/28/03
Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)             $            51      $            16

  Net realized gain (loss)                          (2,774)              (4,133)

  Change in net unrealized gain (loss)              23,600              (14,145)

  Increase (decrease) in net assets
  from operations                                   20,877              (18,262)

Distributions to shareholders
  Net investment income                                (83)                --

Capital share transactions *
  Shares sold                                       11,666                8,134

  Distributions reinvested                              74                 --

  Shares redeemed                                   (9,411)              (8,615)

  Redemption fees received                              14                   10

  Increase (decrease) in net assets from capital
  share transactions                                 2,343                 (471)

Net Assets

Increase (decrease) during period                   23,137              (18,733)

Beginning of period                                 56,955               75,688

End of period                              $        80,092      $        56,955
                                           ------------------------------------

*Share information
  Shares sold                                        1,360                  983

  Distributions reinvested                               8                 --

  Shares redeemed                                   (1,087)              (1,094)

  Increase (decrease) in shares outstanding            281                 (111)

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Efficient Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       February 29, 2004

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Efficient Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Tax-Efficient Growth Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on July 30, 1999. The fund seeks attractive long-term capital appreciation on an after-tax basis.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Rebates and Credits
Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Redemption Fees
A 1% fee is assessed on redemptions of fund shares held less than two years. Such fees are withheld from redemption proceeds and retained by the fund, and have the primary effect of increasing paid-in capital.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At February 29, 2004, the value of loaned securities was $655,000; aggregate collateral consisted of $673,000 in the money market pooled account.

Other

Purchases and sales of portfolio securities, other than short-term securities, aggregated $11,996,000 and $9,520,000, respectively, for the year ended February 29, 2004.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended February 29, 2004 totaled $83,000 and were characterized as ordinary income. At February 29, 2004, the tax-basis components of net assets were as follows:

--------------------------------------------------------------------------------

Unrealized appreciation                                    $         17,527,000

Unrealized depreciation                                              (3,978,000)

Net unrealized appreciation (depreciation)                           13,549,000

Capital loss carryforwards                                          (20,734,000)

Paid-in capital                                                      87,277,000

Net assets                                                 $         80,092,000
                                                           --------------------

The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. As of February 29, 2004, the fund had $1,717,000 of capital loss carryforwards that expire in fiscal 2008, $4,794,000 that expire in fiscal 2009, and $14,223,000 that expire thereafter through fiscal 2012.

For the year ended February 29, 2004, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to per-share rounding of distributions. Results of operations and net assets were not affected by these reclassifications.

--------------------------------------------------------------------------------

Undistributed net investment income                        $             15,000

Paid-in capital                                                         (15,000)

At February 29, 2004, the cost of investments for federal income tax purposes was $67,247,000.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.30% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At February 29, 2004, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $39,000.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. Expenses incurred pursuant to these service agreements totaled $154,000 for the year ended February 29, 2004, of which $13,000 was payable at period-end.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the year ended February 29, 2004, dividend income from the Reserve Funds totaled $1,000.

Report of Independent Auditors
--------------------------------------------------------------------------------

To the Board of Directors of T. Rowe Price Tax-Efficient Funds, Inc. and Shareholders of T. Rowe Price Tax-Efficient Growth Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Tax-Efficient Growth Fund (one of the portfolios comprising T. Rowe Price Tax-Efficient Funds, Inc., hereafter referred to as the "Fund") at February 29, 2004, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
March 22, 2004

T. Rowe Price Tax-Efficient Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

Tax Information (Unaudited) for the Tax Year Ended 2/29/04
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

For taxable non-corporate shareholders, $83,000 of the fund's income and short-term capital gains represents qualified dividend income subject to the 15% rate category.

For corporate shareholders, $83,000 of the fund's income and short-term capital gains qualified for the dividends-received deduction.

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Tax-Efficient Growth Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price Tax-Efficient Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

About the Fund's Directors and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Year of Birth)
Year Elected*
Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies

Anthony W. Deering
(1945)
2001
Director, Chairman of the Board, President, and Chief Executive Officer, The Rouse Company, real estate developers; Director, Mercantile Bank (4/03 to present)

Donald W. Dick, Jr.
(1943)
1997
Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm

David K. Fagin
(1938)
1997
Director, Golden Star Resources Ltd., Canyon Resources Corp. (5/00 to present), and Pacific Rim Mining Corp. (2/02 to present); Chairman and President, Nye Corp.

Karen N. Horn
(1943)
2003
Managing Director and President, Global Private Client Services, Marsh Inc.; Managing Director and Head of International Private Banking, Bankers Trust; Director, Eli Lilly and Company

F. Pierce Linaweaver
(1934)
2001
President, F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers

John G. Schreiber
(1946)
2001
Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Senior Advisor and Partner, Blackstone Real Estate Advisors, L.P.; Director, AMLI Residential Properties Trust, Host Marriott Corp., and The Rouse Company

* Each independent director oversees 111 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

T. Rowe Price Tax-Efficient Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

Inside Directors

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price Portfolios Overseen]
Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies

James A.C. Kennedy, CFA
(1953)
1997
[43]
Director and Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

James S. Riepe
(1943)
1997
[111]
Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Global Investment Services Limited, T. Rowe Price Investment Services, Inc.,
T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price Trust Company; Director, T. Rowe Price International, Inc.; Chairman of the Board, Tax-Efficient Funds

M. David Testa, CFA, CIC
(1944)
1997
[111]
Director and Vice President, T. Rowe Price and T. Rowe Price Trust Company; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price International, Inc.; Director,
T. Rowe Price Global Asset Management Limited and T. Rowe Price Global Investment Services Limited

* Each inside director serves until retirement, resignation, or election of a successor.

T. Rowe Price Tax-Efficient Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

Officers

Name (Year of Birth)
Title and Fund(s) Served
Principal Occupation(s)

Stephen V. Booth, CPA (1961)
Vice President, Tax-Efficient Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Joseph A. Carrier, CPA (1960)
Treasurer, Tax-Efficient Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.

Roger L. Fiery III, CPA (1959)
Vice President, Tax-Efficient Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Trust Company, and T. Rowe Price International, Inc.

Jill L. Hauser (1958)
Vice President, Tax-Efficient Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Henry H. Hopkins (1942)
Vice President, Tax-Efficient Funds
Director and Vice President, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Vice President, T. Rowe Price, T. Rowe Price International, Inc., and T. Rowe Price Retirement Plan Services, Inc.

Thomas J. Huber, CFA (1966)
Vice President, Tax-Efficient Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Patricia B. Lippert (1953)
Secretary, Tax-Efficient Funds
Assistant Vice President, T. Rowe Price and T. Rowe Price Investment Services, Inc.

Hugh D. McGuirk, CFA (1960)
Executive Vice President, Tax-Efficient Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Mary J. Miller, CFA (1955)
Vice President, Tax-Efficient Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Donald J. Peters (1959)
President, Tax-Efficient Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

William T. Reynolds, CFA, CIC (1948)
Vice President, Tax-Efficient Funds
Director and Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Director, T. Rowe Price Global Asset Management Limited

William J. Stromberg, CFA (1960)
Vice President, Tax-Efficient Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Julie L. Waples (1970)
Vice President, Tax-Efficient Funds
Vice President, T. Rowe Price

Mark R. Weigman, CFA, CIC (1962)
Vice President, Tax-Efficient Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2004                  2003
     Audit Fees                              $7,674                $8,369
     Audit-Related Fees                         679                    --
     Tax Fees                                 2,139                 2,116
     All Other Fees                             124                   129

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $719,000 and $671,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Efficient Funds, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     April 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     April 16, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     April 16, 2004